INCOME TAXES - Activity related to unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Activity related to unrecognized tax benefits
Unrecognized benefit - beginning of period	$ 20,635	$ 11,647
Gross increases - prior-period tax positions	21	4
Gross decreases - prior-period tax positions	(2)
Gross increases - current-period tax positions	22,382	8,995
Gross decrease - current-period tax positions		(11)
Statute lapse	(142)
Unrecognized benefit - end of period	$ 42,894	$ 20,635